Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	HTL International, LLC
Auditor Firm ID	7000
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of U-BX Technology Ltd. (the “Company”) and its subsidiaries as of June 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the years ended June 30, 2025 and 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial positions of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for the years ended June 30, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).